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                                  ARMADA FUNDS

                    SUPPLEMENT DATED APRIL 23, 2003 TO EACH
                PROSPECTUS OF ARMADA FUNDS DATED OCTOBER 1, 2002

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH EACH
                                  PROSPECTUS.

   On May 1, 2003, Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 will become underwriter of the Armada Funds.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE